Related-Party Transactions (Tables)	12 Months Ended
Dec. 30, 2012
Related Party Transactions [Abstract]
Summary of Net Transactions in Equity Account Activity

A summary of the activity in the “Net transactions with S&F” in the equity account is as follows:

	Year Ended
	January 2, 2011	January 1, 2012
Transactions with related parties	$(179,182)	$(54,057)
Centralized cash management	172,232	40,111
Income taxes	817	1,214

Total	$(6,133)	$(12,732)

Summary of Related Party Transactions

A summary of the related party transactions between Henry’s and S&F and its subsidiaries included in the table above is as follows:

	As Of
	January 2, 2011	January 1, 2012
Cost of product shipped to affiliate	$(190,177)	$(62,683)
Distribution costs associated with product shipped to affiliate	(15,304)	(4,266)
Cost of product received from affiliate	8,472	1,893
Distribution costs associated with product received from affiliate	17,827	10,999

Total	$(179,182)	$(54,057)